Reserves	12 Months Ended
Dec. 31, 2017
Reserves
Reserves

12. Reserves

        The movements in reserves are reported in the following table:

	Hedging	Employee benefits	Share-based compensation reserve	Total reserves
Balance as of January 1, 2015	(24,610)	(108)	12,716	(12,002)
Effective portion of changes in fair value of cash flow hedges	(849)	—	—	(849)
Recycled loss of cash flow hedges reclassified to profit or loss	1,290	—	—	1,290
Share-based compensation, net of accrued dividend	—	—	2,791	2,791
Settlement of share-based compensation	—	—	(85)	(85)
Actuarial gain	—	26	—	26

Balance as of December 31, 2015	(24,169)	(82)	15,422	(8,829)

Effective portion of changes in fair value of cash flow hedges	(6,522)	—	—	(6,522)
Recycled loss of cash flow hedges reclassified to profit or loss	23,514	—	—	23,514
Share-based compensation, net of accrued dividend	—	—	3,597	3,597
Settlement of share-based compensation	—	—	(1,577)	(1,577)
Actuarial loss	—	(23)	—	(23)

Balance as of December 31, 2016	(7,177)	(105)	17,442	10,160

Effective portion of changes in fair value of cash flow hedges	2,667	—	—	2,667
Recycled loss of cash flow hedges reclassified to profit or loss	4,368	—	—	4,368
Share-based compensation, net of accrued dividend	—	—	4,104	4,104
Settlement of share-based compensation	—	—	(2,952)	(2,952)

Balance as of December 31, 2017	(142)	(105)	18,594	18,347

Dividend distributions

        GasLog's dividend distributions for the years ended December 31, 2015, 2016 and 2017 are presented in the following table:

	Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
	February 26, 2015	Common	$0.14	March 13, 2015	11,270
	May 5, 2015	Common	$0.14	May 21, 2015	11,270
	June 19, 2015	Preference	$0.510417	July 1, 2015	2,347
	August 5, 2015	Common	$0.14	August 20, 2015	11,270
	September 18, 2015	Preference	0.546875	October 1, 2015	2,515
	November 4, 2015	Common	$0.14	November 19, 2015	11,270
	November 17, 2015	Preference	$0.546875	January 4, 2016	2,515

Total					52,457

	February 24, 2016	Common	$0.14	March 17, 2016	11,270
	March 11, 2016	Preference	$0.546875	April 1, 2016	2,515
	May 5, 2016	Common	$0.14	May 26, 2016	11,277
	May 5, 2016	Preference	$0.546875	July 1, 2016	2,516
	August 3, 2016	Common	$0.14	August 25, 2016	11,277
	September 14, 2016	Preference	$0.546875	October 3, 2016	2,516
	November 2, 2016	Common	$0.14	November 24, 2016	11,277
	November 17, 2016	Preference	$0.546875	January 3, 2017	2,516

Total					55,164

	February 16, 2017	Common	$0.14	March 16, 2017	11,278
	March 9, 2017	Preference	$0.546875	April 3, 2017	2,516
	May 4, 2017	Common	$0.14	May 25, 2017	11,287
	May 4, 2017	Preference	$0.546875	July 3, 2017	2,516
	August 2, 2017	Common	$0.14	August 24, 2017	11,288
	September 14, 2017	Preference	$0.546875	October 2, 2017	2,516
	November 1, 2017	Common	$0.14	November 22, 2017	11,291
	November 16, 2017	Preference	$0.546875	January 2, 2018	2,516

Total					55,208